Emerging Markets Growth FundSM
Investment portfolio
March 31, 2022
unaudited
Common stocks 95.60% Asia-Pacific 75.37% China 35.27%	Shares	Value (000)
Adagene, Inc. (ADR)[1]	138,269	$494
Alibaba Group Holding, Ltd.[1,2]	222,100	3,040
BeiGene, Ltd. (ADR)[1]	331,517	62,524
BeiGene, Ltd., Class H1,2	75,374	1,114
Brii Biosciences, Ltd.[1,2,3]	1,903,000	2,677
CanSino Biologics, Inc., Class H1,2,3	967,683	15,481
China Merchants Bank Co., Ltd., Class H2,3	5,245,500	41,006
China Resources Gas Group, Ltd.[2]	1,540,000	6,513
Contemporary Amperex Technology Co., Ltd., Class A2	65,300	5,232
ENN Energy Holdings, Ltd.[2,3]	476,200	7,097
Foshan Haitian Flavouring and Food Co., Ltd., Class A2	223,950	3,079
Gracell Biotechnologies, Inc., Class A (ADR)[1]	1,064,057	2,479
Gree Electric Appliances, Inc. of Zhuhai, Class A2	210,400	1,068
Haitian International Holdings, Ltd.[2]	1,818,000	4,704
Hangzhou Tigermed Consulting Co., Ltd., Class A2	368,725	6,213
Hangzhou Tigermed Consulting Co., Ltd., Class H2,3	77,437	933
HBM Holdings, Ltd.[1,2]	12,570,551	5,684
Hefei Meyer Optoelectronic Technology, Inc., Class A2	348,257	1,463
Huazhu Group, Ltd. (ADR)	997,374	32,903
Hutchmed China, Ltd. (ADR)[1,3]	1,267,445	23,980
Industrial and Commercial Bank of China, Ltd., Class H1,2	39,718,000	24,347
JD Health International, Inc.[1,2,3]	1,023,250	6,226
JD.com, Inc., Class A1,2	2,757	81
Jiangsu Hengrui Medicine Co., Ltd., Class A2	7,846,884	45,425
Kingdee International Software Group Co., Ltd.[1,2,3]	2,644,000	5,835
Kuaishou Technology, Class B1,2	116,637	1,086
Kweichow Moutai Co., Ltd., Class A2	57,361	15,474
Legend Biotech Corp. (ADR)[1]	791,412	28,760
Li Auto, Inc., Class A1,2	62,200	808
Longfor Group Holdings, Ltd.[2]	1,312,998	6,700
Midea Group Co., Ltd., Class A2	724,660	6,482
NetEase, Inc.[2]	1,188,487	21,426
NetEase, Inc. (ADR)	138,416	12,415
Ping An Insurance (Group) Company of China, Ltd., Class H2,3	10,396,700	73,355
Pop Mart International Group, Ltd.[2,3]	591,928	2,591
Shandong Pharmaceutical Glass Co., Ltd., Class A2	874,377	3,646
Shandong Sinocera Functional Material Co., Ltd., Class A2	350,032	1,898
Tencent Holdings, Ltd.[2]	712,400	33,608
Trip.com Group, Ltd. (ADR)[1]	1,683,677	38,927
Venustech Group, Inc., Class A2	916,676	3,012
WuXi Biologics (Cayman), Inc.[1,2]	1,302,500	10,566
Xpeng, Inc., Class A (ADR)[1]	111,834	3,085
Yeahka, Ltd.[1,2,3]	2,725,400	8,304
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) China (continued)	Shares	Value (000)
Yunnan Energy New Material Co., Ltd., Class A2	311,673	$10,707
Zai Lab, Ltd. (ADR)[1]	361,103	15,881
		608,329
Hong Kong 6.30%
AIA Group, Ltd.[2]	4,973,400	52,069
First Pacific Co., Ltd.[2]	30,670,000	12,380
Galaxy Entertainment Group, Ltd.[2,3]	3,618,000	21,503
HKBN, Ltd.[2]	13,970,300	16,018
Hong Kong Exchanges and Clearing, Ltd.[2]	140,600	6,626
		108,596
India 13.66%
Asian Paints, Ltd.[2]	192,609	7,781
Astral, Ltd.[2]	363,782	9,629
Berger Paints India, Ltd.[2]	698,799	6,436
Bharti Airtel, Ltd.[1,2]	1,601,160	15,882
City Union Bank, Ltd.[2]	2,276,420	3,851
Coforge, Ltd.[2]	293,071	17,083
Dabur India, Ltd.[2]	971,945	6,856
FSN E-Commerce Ventures, Ltd.[1,2]	330,638	7,310
Genpact, Ltd.	262,076	11,403
Godrej Consumer Products, Ltd.[1,2]	314,141	3,088
Havells India, Ltd.[2]	400,627	6,058
HDFC Bank, Ltd.[2]	1,479,182	28,550
HDFC Bank, Ltd. (ADR)	6,300	386
ICICI Bank, Ltd.[2]	934,449	8,957
ICICI Bank, Ltd. (ADR)	20,613	390
Indian Energy Exchange, Ltd.[2]	2,264,574	6,656
Indus Towers, Ltd.[1,2]	1,149,959	3,333
Infosys, Ltd.[2]	297,547	7,441
ITC, Ltd.[2]	3,748,195	12,354
Kotak Mahindra Bank, Ltd.[2]	591,260	13,596
MakeMyTrip, Ltd., non-registered shares[1,3]	312,200	8,376
Maruti Suzuki India, Ltd.[2]	34,527	3,425
Power Grid Corporation of India, Ltd.[2]	260,162	742
Quess Corp., Ltd.[2]	750,511	6,499
Reliance Industries, Ltd.[2]	260,811	9,027
TeamLease Services, Ltd.[1,2]	297,373	16,974
Tube Investments of India, Ltd.[2]	70,493	1,504
United Spirits, Ltd.[1,2]	478,417	5,590
Varun Beverages, Ltd.[2]	521,503	6,435
		235,612
Indonesia 4.26%
Astra International Tbk PT2	23,936,100	10,935
Bank BTPN Syariah Tbk PT2	31,807,259	7,290
Bank Central Asia Tbk PT2	13,749,000	7,617
Bank Mandiri (Persero) Tbk PT2	22,530,800	12,363
Bank Rakyat Indonesia (Persero) Tbk PT2	27,584,900	8,882
Elang Mahkota Teknologi Tbk PT1,2	88,541,250	15,040
PT Surya Citra Media Tbk[1,2]	562,652,220	11,387
		73,514
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Philippines 1.65%	Shares	Value (000)
Ayala Corp.[2]	564,470	$8,970
Bloomberry Resorts Corp.[1,2]	49,384,000	6,521
International Container Terminal Services, Inc.[2]	2,984,276	12,918
		28,409
Singapore 1.60%
Grab Holdings, Ltd., Class A1	2,646,193	9,262
Sea, Ltd., Class A (ADR)[1]	73,400	8,792
Singapore Telecommunications, Ltd.[2]	3,062,200	5,947
Yoma Strategic Holdings, Ltd.[1,2]	31,959,732	3,574
		27,575
South Korea 4.66%
Coupang, Inc., Class A1,3	353,225	6,245
Korea Investment Holdings Co., Ltd.[2]	191,055	12,304
LG Energy Solution, Ltd.[1,2]	4,266	1,556
NAVER Corp.[2]	46,925	13,121
NHN KCP Corp.[2]	294,369	6,469
Samsung Electronics Co., Ltd.[2]	473,030	27,023
Samsung Electronics Co., Ltd. (GDR)[2,4]	9,684	13,680
		80,398
Taiwan 6.84%
AirTAC International Group[1,2]	46,904	1,512
Global Unichip Corp.[2]	460,000	8,029
MediaTek, Inc.[2]	526,042	16,401
Momo.com, Inc.[2]	49,900	1,623
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	4,179,812	86,415
Vanguard International Semiconductor Corp.[2]	933,000	4,019
		117,999
Thailand 0.14%
TISCO Financial Group PCL, foreign registered shares[2]	810,700	2,443
Vietnam 0.99%
Masan Group Corp.[2]	2,393,320	14,865
Vinhomes JSC[2]	669,703	2,217
		17,082
Total Asia-Pacific		1,299,957
Latin America 9.97% Brazil 6.99%
Americanas SA, ordinary nominative shares	811,143	5,563
Americanas SA, subscription receipts[1]	20,884	141
BR Malls Participacoes SA, ordinary nominative shares[1]	6,080,839	11,852
CM Hospitalar SA	781,980	2,628
Diagnósticos da América SA	742,978	3,581
Estre Ambiental, Inc.[1,2,4,5]	591,120	—[6]
Gerdau SA (ADR)	500,926	3,221
Hypera SA, ordinary nominative shares	3,234,429	26,298
Nexa Resources SA	355,544	3,321
PagSeguro Digital, Ltd., Class A1,3	45,446	911
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Latin America (continued) Brazil (continued)	Shares	Value (000)
Patria Investments, Ltd., Class A	539,112	$9,602
Rede D’Or Sao Luiz SA	873,122	9,151
Vale SA, ordinary nominative shares	1,010,979	20,300
Vale SA, ordinary nominative shares (ADR)[3]	1,196,419	23,916
		120,485
Chile 0.05%
Sociedad Química y Minera de Chile SA, Class B (ADR)[1]	10,200	873
Mexico 1.99%
América Móvil, SAB de CV, Series L (ADR)	718,200	15,190
Bolsa Mexicana de Valores, SAB de CV, Series A	1,247,300	2,638
Grupo Aeroportuario del Pacífico, SAB de CV, Class B1	1,022,000	16,576
		34,404
Uruguay 0.94%
DLocal, Ltd., Class A1	519,804	16,249
Total Latin America		172,011
Other markets 5.09% Canada 0.64%
Aclara Resources, Inc.[1]	3,395,786	1,983
Barrick Gold Corp.	368,862	9,048
		11,031
Netherlands 0.24%
InPost SA1,2,3	665,270	4,182
Portugal 0.59%
Galp Energia, SGPS, SA, Class B2	808,019	10,225
United Kingdom 2.25%
Airtel Africa PLC[2]	5,594,900	10,175
Hochschild Mining PLC[2]	5,129,740	8,658
Network International Holdings PLC[1,2]	3,264,225	11,954
Sedibelo Platinum Mines, Ltd.[1,2,5]	17,665,800	4,522
Shell PLC (GBP denominated)[2]	124,736	3,423
		38,732
United States 1.37%
Fabrinet, non-registered shares[1]	12,434	1,307
MercadoLibre, Inc.[1]	13,084	15,563
Philip Morris International, Inc.	71,274	6,696
		23,566
Total Other markets		87,736
Africa 3.21% Federal Republic of Nigeria 0.32%
Guaranty Trust Holding Co. PLC[2]	126,924,542	5,469
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Africa (continued) South Africa 2.89%	Shares	Value (000)
AngloGold Ashanti, Ltd.[2]	187,546	$4,459
Discovery, Ltd.[1,2]	2,522,522	31,326
MTN Group, Ltd.[2]	748,582	9,700
Standard Bank Group, Ltd.[1,2]	346,471	4,311
		49,796
Total Africa		55,265
Eastern Europe and Middle East 1.96% Hungary 0.06%
Wizz Air Holdings PLC[1,2]	28,095	1,056
Kazakhstan 0.58%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[2,4]	1,019,744	10,067
Poland 0.42%
CD Projekt SA2,3	80,549	3,309
Huuuge, Inc.[1,2]	922,681	3,885
		7,194
Russian Federation 0.00%
Alrosa PJSC[2,5]	12,604	—[6]
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,5,7,8,9	43,189,450	—[6]
Baring Vostok Private Equity Fund IV, LP1,2,5,7,8,9	23,604,516	—[6]
Gazprom PJSC (ADR)[2,5]	945,588	—[6]
Moscow Exchange MICEX-RTS PJSC[2,5]	2,726,513	—[6]
QIWI PLC, Class B (ADR)[2,5]	183,518	—[6]
Rosneft Oil Company PJSC (GDR)[2,5]	570,845	—[6]
Sberbank of Russia PJSC[2,5]	1,220,014	—[6]
Sberbank of Russia PJSC (ADR)[2,5]	2,635,428	—[6]
TCS Group Holding PLC (GDR)[1,2,4,5]	139,349	—[6]
TCS Group Holding PLC (GDR)[1,2,5]	172,382	—[6]
X5 Retail Group NV (GDR)[2,5]	108,031	—[6]
Yandex NV, Class A1,2,5	531,189	—[6]
		—[6]
Slovenia 0.41%
Nova Ljubljanska Banka dd (GDR)[2]	463,753	7,009
Turkey 0.49%
D-MARKET Elektronik Hizmetler ve Ticaret Anonim Sirketi, Class B (ADR)[1]	1,531,078	3,476
Pegasus Hava Tasimaciligi AS1,2	422,160	3,076
Sok Marketler Ticaret AS, non-registered shares[2]	2,369,800	1,999
		8,551
Total Eastern Europe and Middle East		33,877
Total common stocks (cost: $1,443,692,000)		1,648,846
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Preferred securities 2.69% Asia-Pacific 1.97% South Korea 1.97%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares[2]	655,461	$33,903
Latin America 0.72% Brazil 0.72%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	2,393,103	8,645
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,3]	535,000	3,852
		12,497
Total preferred securities (cost: $44,607,000)		46,400
Short-term securities 7.79% Money market investments purchased with collateral from securities on loan 5.58%
Capital Group Central Cash Fund 0.32%[10,11,12]	265,125	26,512
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[10,12]	19,506,833	19,507
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[10,12]	17,300,000	17,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[10,12]	15,800,000	15,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[10,12]	6,700,000	6,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[10,12]	5,700,000	5,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.19%[10,12]	3,300,000	3,300
Fidelity Investments Money Market Government Portfolio, Class I 0.12%[10,12]	1,400,000	1,400
		96,219
Money market investments 2.21%
Capital Group Central Cash Fund 0.32%[10,11]	381,565	38,157
Total short-term securities (cost: $134,376,000)		134,376
Total investment securities 106.08% (cost: $1,622,675,000)		1,829,622
Other assets less liabilities (6.08)%		(104,862)
Net assets 100.00%		$1,724,760
Investments in affiliates11

	Value of affiliates at 7/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 3.75%
Money market investments 2.21%
Capital Group Central Cash Fund 0.32%[10]	$101,558	$305,826	$369,228	$(7)	$8	$38,157	$38
Money market investments purchased with collateral from securities on loan 1.54%
Capital Group Central Cash Fund 0.32%[10,12]	7,755	18,757[13]				26,512	—[14]
Total short-term securities						64,669
Total 3.75%				$(7)	$8	$64,669	$38
Emerging Markets Growth Fund — Page 6 of 9

unaudited
Private placement securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$27,019	$—[6]	—%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-12/28/2020	12,150	—[6]	—
Total		$ 39,169	$—[6]	—%
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,206,363,000, which represented 69.94% of the net assets of the fund. This amount includes $1,201,841,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $91,977,000, which represented 5.33% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,747,000, which represented 1.38% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[8]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[10]	Rate represents the seven-day yield at 3/31/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Emerging Markets Growth Fund — Page 7 of 9

unaudited
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Emerging Markets Growth Fund — Page 8 of 9

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$266,302	$1,033,655	$—	$1,299,957
Latin America	172,011	—	—*	172,011
Other markets	34,597	48,617	4,522	87,736
Africa	—	55,265	—	55,265
Eastern Europe and Middle East	3,476	30,401	—*	33,877
Preferred securities	12,497	33,903	—	46,400
Short-term securities	134,376	—	—	134,376
Total	$623,259	$1,201,841	$4,522	$1,829,622
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-015-0522O-S85392	Emerging Markets Growth Fund — Page 9 of 9